Note 6 - Accounting Policies and new Standards Adopted - Interim Condensed Consolidated Statements of Financial Position IFRS 15 Effect (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Apr. 01, 2018	Mar. 31, 2018
Statement Line Items [Line Items]
Customer acquisition costs, current	$ 69,012	$ 43,152	$ 31,852
Customer acquisition costs, noncurrent	44,212	$ 34,162	$ 17,101
IAS 18 [member]
Statement Line Items [Line Items]
Customer acquisition costs, current	30,996
Customer acquisition costs, noncurrent	18,128
Increase (decrease) due to application of IFRS 15 [member]
Statement Line Items [Line Items]
Customer acquisition costs, current	38,016
Customer acquisition costs, noncurrent	$ 26,084